Net (Loss) / Income Per Unit - Additional Information (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net (Loss) / Income Per Unit (Abstract)
Antidilutive non vested units	1,187,130	795,200